Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Jun. 30, 2018	Jun. 24, 2017
Cash flows from operating activities:
Net loss	$ (287,000)	$ (1,258,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	73,000	247,000
Stock based compensation	57,000	46,000
Change in fair value of equity forward		46,000
Accretion of discounts and issuance costs on debt	50,000	22,000
Accrued interest and fees on loan payable	25,000
Change in deferred rent	(14,000)	451,000
Changes in operating assets and liabilities:
Trade accounts receivable	(94,000)	206,000
Inventories	468,000	(178,000)
Prepaid expenses and other assets	(516,000)	75,000
Accounts payable	(240,000)	(441,000)
Accrued payroll and benefits	70,000	(156,000)
Deferred revenue	(550,000)	(167,000)
Other current liabilities	12,000
Net cash used in operating activities	(945,000)	(1,107,000)
Cash flows from investing activities:
Purchases of property and equipment		(620,000)
Net cash (used in) provided by investing activities		(620,000)
Cash flows from financing activities:
Payments on capital leases	(12,000)	(13,000)
Proceeds from loan payable, net of issuance costs		1,456,000
Proceeds from issuance of Series E preferred stock, net of issuance costs of $102	205,000
Exercise of warrants	15,000
Net cash (used in) provided by financing activities	208,000	1,443,000
Increase in cash and cash-equivalents	(737,000)	(284,000)
Beginning cash and cash-equivalents	1,485,000	1,421,000
Ending cash and cash-equivalents	748,000	1,137,000
Supplementary disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	61,000	39,000
Supplementary disclosure of noncash investing and financing activities:
Cumulative effect of adoption of ASC 606 on inventory	(1,581,000)
Cumulative effect of adoption of ASC 606 on prepaid expenses and other current assets	189,000
Cumulative effect of adoption of ASC 606 on deferred revenue	2,567,000
Common stock issued in connection with debt issuance		156,000
Fully depreciated equipment disposal		$ 377,000